COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - Foresight Acquisition Corp [Member] - item	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Percentage of Underwriting Fee on IPO Proceeds	3.50%	3.50%
Number of Demands in shareholders securities	3	3
Maximum
Period After Which Piggyback Rights Cannot Be Exercised	7 years	7 years
Minimum
Period After Which Piggyback Rights Cannot Be Exercised	5 years	5 years